Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Outstanding Derivative Financial Instruments
The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

	2019			2018
All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities
Interest rate derivatives – in a fair value hedge relationship	336	13	—	404	13	—
Interest rate derivatives – not in a hedge relationship	557	2	(6)	362	3	—
Cross-currency rate derivatives – in a hedge relationship	502	29	(31)	577	51	(35)
FX derivatives – in a hedge relationship	555	6	(1)	434	—	(24)
FX derivatives – not in a hedge relationship	386	4	(1)	473	1	—

Total	2,336	54	(39)	2,250	68	(59)

Analysed as expiring:
In less than one year	1,167	25	(15)	771	1	(23)
Later than one year and not later than five years	694	13	(6)	795	22	(1)
Later than five years	475	16	(18)	684	45	(35)

Total	2,336	54	(39)	2,250	68	(59)

Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings
The Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings:

	2019
All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments
Derivative financial instruments for interest rate risk	13	—	336
Derivative financial instruments for currency risk	25	(21)	336

	2018
All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments
Derivative financial instruments for interest rate risk	13	(7)	404
Derivative financial instruments for currency risk	51	3	404

Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items
The amounts at the reporting date relating to items designated as hedge items were as follows:

	2019
All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness
Interest rate risk
Financial liabilities – borrowings	(347)	(9)	—	—	n/a
Currency risk
Financial liabilities – borrowings	(347)	n/a	21	—	n/a

	2018
All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness
Interest rate risk
Financial liabilities – borrowings	(416)	(9)	7	—	n/a
Currency risk
Financial liabilities – borrowings	(416)	n/a	(3)	—	n/a

Summary of Amounts Related to Items Designated as Hedging Instruments
The amounts related to items designated as hedging instruments were as follows:

	2019
All figures in £ millions	Carrying amount of hedged instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Derivative financial instruments	(21)	13	(722)	13	—
Financial liabilities – borrowings	(246)	10	(246)	10	—

	2018
All figures in £ millions	Carrying amount of hedged instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Derivative financial instruments	(59)	(22)	(607)	(22)	—
Financial liabilities – borrowings	(256)	(10)	(256)	(10)	—

Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements	Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

	2019			2018
All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	52	(34)	18	67	(44)	23
Counterparties in a liability position	2	(5)	(3)	1	(15)	(14)

Total as presented in the balance sheet	54	(39)	15	68	(59)	9